Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements

11) Fair Value Measurements

(a) Fair Value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Partnership’s financial instruments as of December 31, 2014 and 2013. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

	December 31, 2014		December 31, 2013
(U.S. Dollars in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$30,726	$30,726	$28,836	$28,836
Restricted cash	—	—	458	458
Current derivative assets:
Foreign exchange forward contract	—	—	248	248
Non-current derivative assets:
Interest rate swap contracts	2,966	2,966	2,617	2,617
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	4,708	4,708	2,124	2,124
Foreign exchange forward contract	2,742	2,742	—	—
Non-current derivative liabilities:
Interest rate swap contracts	—	—	—	—
Long-term debt, current and non-current	613,221	613,221	349,977	350,999

The carrying amounts shown in the table above are included in the consolidated and combined carve-out balance sheets under the indicated captions. The carrying value of trade accounts receivable, trade accounts payable and receivables/payables to owners and affiliates approximate their fair value.

The fair values of the financial instruments shown in the above table as of December 31, 2014 and 2013 represent the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Partnership’s own judgment about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Partnership based on the best information available in the circumstances, including expected cash flows, appropriately risk-adjusted discount rates and available observable and unobservable inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

•	Cash and cash equivalents and restricted cash: The fair value of the Partnership’s cash balances approximates the carrying amounts due to the current nature of the amounts.

•	Foreign exchange forward contracts: The fair value is calculated using mid-rates (excluding margins) as determined by counterparties based on available market rates as of the balance sheet date. The fair value is discounted from the value at expiration to the current value of the contracts.

•	Interest rate swap contracts : The fair value of interest rate swap contracts is determined using an income approach using the following significant inputs: (1) the term of the swap contract (weighted average of 4.5 years and 4.3 years, respectively), (2) the notional amount of the swap contract (ranging from $14,983 to $50,000), discount rates interpolated based on relevant LIBOR swap curves; and (3) the rate on the fixed leg of the swap contract (rates ranging from 1.25% to 2.42% for the contracts as of December 31,2014 and rates ranging from 1.25% to 1.44% for the contracts as of December 31, 2013).

•	Long-term debt: With respect to long-term debt measurements, the Partnership uses market interest rates and adjusts that rate for all necessary risks, including its own credit risk. In determining an appropriate spread to reflect its credit standing, the Partnership considered interest rates currently offered to the KNOT Group for similar debt instruments of comparable maturities by KNOT’s and the Partnership’s bankers as well as other banks that regularly compete to provide financing to the Partnership. As all long-term debt has been refinanced in the period from June 2014 to November 2014 the fair value is based on the margin obtained in the refinancing and therefore the fair value equals the carrying value as of December 31, 2014.

(b) Fair Value Hierarchy

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including items that are required to be measured at fair value or for which fair value is required to be disclosed) as of December 31, 2014 and 2013:

		Fair Value Measurements at Reporting Date Using
(U.S. Dollars in thousands)	December 31, 2014	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$30,726	$30,726	$—	$—
Restricted cash	—	—	—	—
Current derivative asset:
Foreign exchange forward contracts	—	—	—	—
Non-current derivative assets:
Interest rate swap contracts	2,966	—	2,966	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	4,708	—	4,708	—
Foreign exchange forward contracts	2,742	—	2,742	—
Non-current derivative liabilities:
Interest rate swap contracts	—	—	—	—
Long-term debt, current and non-current	613,221	—	613,221	—

		Fair Value Measurements at Reporting Date Using
(U.S. Dollars in thousands)	December 31, 2013	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$28,836	$28,836	$—	$—
Restricted cash	458	458	—	—
Current derivative asset:
Foreign exchange forward contracts	248	—	248	—
Non-current derivative assets:
Interest rate swap contracts	2,617	—	2,617	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	2,124	—	2,124	—
Foreign exchange forward contracts	—	—	—	—
Non-current derivative liabilities:
Interest rate swap contracts	—	—	—	—
Long-term debt, current and non-current	350,999	—	350,999	—

The Partnership’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of Level 1, Level 2 or Level 3 as of December 31, 2014 and 2013.